Cover Page	Oct. 20, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity Registrant Name	General Electric Co
Entity Central Index Key	0000040545
Amendment Flag	false
Entity Incorporation, State or Country Code	NY
Entity File Number	001-00035
Entity Tax Identification Number	14-0689340
Entity Address, Address Line One	1 Neumann Way,
Entity Address, City or Town	Evendale,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45215
City Area Code	513
Local Phone Number	43-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	GE
Security Exchange Name	NYSE
1.875% Notes Due 2027
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2027
Trading Symbol	GE 27E
Security Exchange Name	NYSE
1.500% Notes Due 2029
Entity Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2029
Trading Symbol	GE 29
Security Exchange Name	NYSE
7.5% Guaranteed Subordinated Notes Due 2035
Entity Information [Line Items]
Title of 12(b) Security	7 1/2% Guaranteed Subordinated Notes due 2035
Trading Symbol	GE /35
Security Exchange Name	NYSE
2.125% Notes Due 2037
Entity Information [Line Items]
Title of 12(b) Security	2.125% Notes due 2037
Trading Symbol	GE 37
Security Exchange Name	NYSE